Share Based Compensation - Share Holding Platform (Details)			1 Months Ended				12 Months Ended
	Mar. 11, 2019 CNY (¥)	Mar. 28, 2017 CNY (¥) shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Mar. 31, 2018 shares	Jun. 30, 2016 entity	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Jun. 28, 2016 shares
Zto Es Holding Limited ("ZTO ES") | Four limited liability partnerships ("LLPs") established as shareholders of ZTO ES
Share-based compensation
Number of LLPs established in PRC | entity						4
Equity interest hold by each of the four LLPs (as a percent)						25.00%
Ordinary Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥							¥ 3,316,000	¥ 19,899,000	¥ 21,192,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares											$ 12.88
Share Holding Platform
Share-based compensation
Granted (in shares)				4,722,885
Number of ordinary shares under Incentive Platform
Granted (in shares)				4,722,885
Share Holding Platform | Ordinary shares
Share-based compensation
Shares issued to related party														16,000,000
Granted (in shares)		789,150	785,097	944,577	906,949		785,097
Number of ordinary shares under Incentive Platform
Non-Vested, at beginning of the year							283,886
Granted (in shares)		789,150	785,097	944,577	906,949		785,097
Less: forfeited							31,250
Less: vested							1,037,733
Non-Vested, at end of the year								283,886
Weighted average grant-date fair value
Weighted average, Non-Vested, at beginning of the year | ¥ / shares							¥ 88.59
Granted (in shares) | ¥ / shares							177.44
Less: forfeited (In shares) | ¥ / shares							88.59
Vested (in shares) | ¥ / shares							¥ 155.81
Weighted average, Non-Vested, at end of the year | ¥ / shares								¥ 88.59
Share Holding Platform | Ordinary shares | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥								¥ 127,805,000	¥ 97,424,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares											25.32	$ 20.13	$ 16.99
Share Holding Platform | Ordinary shares | Class A ordinary shares
Share-based compensation
Cash subscription payment | ¥	¥ 0
Share Holding Platform | Ordinary Share Units
Share-based compensation
Ratio or ordinary share units to ordinary share														5
Granted (in shares)		3,945,750	3,925,485		4,534,745
Number of ordinary shares under Incentive Platform
Granted (in shares)		3,945,750	3,925,485		4,534,745
Share Holding Platform | Ordinary Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense recorded | ¥							¥ 139,308,000			¥ 23,303,000
Fair value of underlying ordinary shares on the date of option grants (RMB) | $ / shares											$ 12.88
Share Holding Platform | Ordinary Share Units | Noncash shares granted
Share-based compensation
Cash subscription payment | ¥		¥ 0
Vesting period		3 years